Fair Value Measurements - Schedule of Sensitivity Analysis of Level 3 Financial Assets and Liabilities (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	$ 205	$ 168
Increase in fair value	198	133
Non trading financial assets at fair value through profit and loss [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	57	50
Increase in fair value	27	24
Non trading financial assets at fair value through profit and loss [member] | Securities [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	57	49
Increase in fair value	27	23
Non trading financial assets at fair value through profit and loss [member] | Loans [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value		1
Increase in fair value		1
Derivatives [member] | Equity contracts [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	18	14
Increase in fair value	27	17
Financial Assets Available-for-sale, Category [Member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	13	18
Increase in fair value	7	9
Financial Assets Available-for-sale, Category [Member] | Corporate and other debt [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value		2
Increase in fair value		2
Financial Assets Available-for-sale, Category [Member] | Equity securities [member] | Common shares [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	6	6
Increase in fair value	3	3
Financial Assets Available-for-sale, Category [Member] | Equity securities [member] | Preferred shares [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value	7	10
Increase in fair value	4	4
Trading deposits [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value, liabilities	33	23
Increase in fair value, liabilities	72	32
Derivatives [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value, liabilities	83	61
Increase in fair value, liabilities	62	49
Derivatives [member] | Interest rate contracts [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value, liabilities	12	20
Increase in fair value, liabilities	10	14
Derivatives [member] | Equity contracts [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value, liabilities	71	41
Increase in fair value, liabilities	52	35
Financial liabilities designated at fair value through profit or loss [member]
Disclosure Of Sensitivity Analysis Of Level 3 Financial Assets Liabilitie [line items]
Decrease in fair value, liabilities	1	2
Increase in fair value, liabilities	$ 3	$ 2